                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Chesley, Taft & Associates, LLC
            ------------------------------------------
Address:    10 South LaSalle Street, Suite 3250
            ------------------------------------------
            Chicago, Illinois 60603
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-10082
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Faris F. Chesley
          --------------------------------------------
Title:    Manager
          --------------------------------------------
Phone:    312/873-1260
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Faris F. Chesley           Chicago, Illinois                August 13, 2002
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                      [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager: NONE

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                              -----------------------

Form 13F Information Table Entry Total:                86
                                              -----------------------

Form 13F Information Table Value Total:              $221,857
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                       VALUE    SHRS OR  SH/   PUT/  INVESTMENT  OTHER
NAME OF ISSUER        TITLE OF CLASS         CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS    SOLE     SHARED    NONE
3M Company                 COM             88579y101     614      4988   SH              Sole                 4688               300

Abbott Labs                COM             002824100     890     23622   SH              Sole                17365              6257

Advance PCS                COM             00790k109    2222     92800   SH              Sole                                  92800

Affiliated Computer        COM             008190100    5040    106155   SH              Sole                54255             51900
Services

Alcon, Inc.                COM             h01301102    2629     76750   SH              Sole                 2100             74650

Altera Corp                COM             021441100     787     57898   SH              Sole                57898

American International     COM             026874107    2676     39214   SH              Sole                38789               425
Group

Amgen                      COM             031162100    2015     48110   SH              Sole                47810               300

Automated Data             COM             053015103     572     13125   SH              Sole                13125
Processing (cha

BMC Software Inc.          COM             055921100     212     12775   SH              Sole                12775

BP PLC ADR F Sponsored     COM             055622104     722     14299   SH              Sole                 5920              8379
ADR

Bankamerica Corp           COM             060505104     382      5425   SH              Sole                 3051              2374

Bank One Corp              COM             06423A103     927     24092   SH              Sole                                  24092

Baxter International Inc.  COM             071813109     222      4997   SH              Sole                 3497              1500

Becton Dickinson &         COM             075887109     220      6400   SH              Sole                 6400
Company

Bellsouth Corp Com         COM             079860102     228      7233   SH              Sole                 5933              1300

Brinker International      COM             109641100    3558    112075   SH              Sole                 2025            110050
Inc.

                                                                                                                 VOTING AUTHORITY
                                                       VALUE    SHRS OR  SH/   PUT/  INVESTMENT  OTHER
NAME OF ISSUER           TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS    SOLE     SHARED    NONE
Bristol Meyers Squibb Co      COM           110122108     386     15088   SH             Sole                 3619             11389

CVS Corp. Com                 COM           126650100    2258     73800   SH             Sole                                  73800

Calpine Corporation           COM           131347106     406     57730   SH             Sole                57730

Cardinal Health               COM           14149Y108   10046    163588   SH             Sole                63463            100125

Caremark RX Inc               COM           141705103    4152    251650   SH             Sole                                 251650

Cendant Corporation           COM           151313103    6337    399065   SH             Sole               158265            240800

Century Telephone             COM           156700106     449     15228   SH             Sole                15228
Enterprises

Certegy Inc.                  COM           156880106    4125    111150   SH             Sole                                 111150

Cisco Systems                 COM           17275R102    2722    195135   SH             Sole               193335              1800

Citigroup Inc.                COM           172967101    8693    224346   SH             Sole                88623            135723

Coca-Cola Co                  COM           191216100     591     10560   SH             Sole                10120               440

Colgate Palmolive Company     COM           194162103    2498     49912   SH             Sole                49912

Commerce Bancshares           COM           200525103     269      6077   SH             Sole                                   6077

Consolidated-Tomoka Land      COM           210226106     380     18977   SH             Sole                                  18977
Co.

Eli Lilly & Co.               COM           532457108     248      4400   SH             Sole                 2800              1600

Exxon Mobil Corp              COM           30231G102    6938    169562   SH             Sole                81559             88003

First Data Corp               COM           319963104    2584     69470   SH             Sole                69470

First Virginia Banks          COM           337477103     208      3875   SH             Sole                 3875

Fiserv Inc.                   COM           337738108     698     19023   SH             Sole                19023

General Electric Co.          COM           369604103    4250    146302   SH             Sole               131802             14500

Genesee & Wyoming, Inc.       COM           371559105     290     12875   SH             Sole                                  12875

Harley Davidson Inc.          COM           412822108    1618     31552   SH             Sole                20706             10846

                                                                                                                 VOTING AUTHORITY
                                                       VALUE    SHRS OR  SH/   PUT/  INVESTMENT  OTHER
NAME OF ISSUER           TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS    SOLE     SHARED    NONE
Home Depot Inc.               COM          437076102     1288     35055   SH             Sole                34455               600

Household International       COM          441815107     6309    126958                  Sole                19123            107835
Inc.

Illinois Tool Works           COM          452308109     1507     22061   SH             Sole                21861               200

Intel Corporation             COM          458140100     2655    145310   SH             Sole               139398              5912

International Business        COM          459200101     2017     28008   SH             Sole                27288               720
Machine

Interpublic Group             COM          460690100      201      8100   SH             Sole                 8100
Companies

Johnson & Johnson             COM          478160104    13174    252089   SH             Sole                97908            154181

Johnson Controls              COM          478366107     1826     22370   SH             Sole                21945               425

Kimberly Clark                COM          494368103      454      7320   SH             Sole                 7320
Corporation

Kroger Co.                    COM          501044101      233     11700   SH             Sole                  500             11200

Laboratory Corp               COM          50540R409     5537    121300   SH             Sole                                 121300

Linear Technology Corp        COM          535678106      735     23375   SH             Sole                23375

MBNA Corp                     COM          552621100     3358    101521   SH             Sole               101259               262

MGIC Investment Corp-Wisc     COM          552848103     7399    109130   SH             Sole                19930             89200

Medtronic Inc.                COM          585055106     3202     74735   SH             Sole                74735

Mellon Financial Group        COM          58551A108     4210    133950   SH             Sole                 2300            131650

Merck                         COM          589331107     1155     22805   SH             Sole                19372              3433

Microsoft Corporation         COM          594918104     7378    134892   SH             Sole                65123             69769

Morgan Stanley Dean           COM          617446448      201      4674   SH             Sole                 4674
Witter Dis

Northern Trust Company        COM          665859104      233      5290   SH             Sole                 5290

Nurses Network Com            COM          670577105        0     34482   SH             Sole                                  34482
Inc/Frmrly

                                                                                                                 VOTING AUTHORITY
                                                       VALUE    SHRS OR  SH/   PUT/  INVESTMENT  OTHER
NAME OF ISSUER           TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS    SOLE     SHARED    NONE
Oracle Corp                  COM           68389X105      815     86045   SH             Sole                86045

Oxford Health Plans          COM           691471106      348      7500   SH             Sole                                   7500

Pepsico Inc.                 COM           713448108     3332     69131   SH             Sole                67781              1350

Performance Food Group       COM           713755106     6740    199067   SH             Sole                                 199067
Company

Pfizer, Inc.                 COM           717081103     9125    260719   SH             Sole               125376            135343

Philip Morris Companies      COM           718154157      298      6833   SH             Sole                 4833              2000

Principal Financial Group    COM           74251v102     5425    175000   SH             Sole                                 175000

Procter And Gamble           COM           742718109      545      6100   SH             Sole                 2600              3500

Raytheon Co                  COM           755111507     2763     67800   SH             Sole                  200             67600

Rent A Center Inc.           COM           76009N100     1450     25000   SH             Sole                                  25000

Royal Dutch Petroleum        COM           780257804      243      4400   SH             Sole                 1800              2600

SBC Communications Inc       COM           78387G103      381     12497   SH             Sole                10497              2000

Sara Lee Corp.               COM           803111103      444     21517   SH             Sole                18211              3306

Servicemaster Co. (The)      COM           81760N109      269     19600   SH             Sole                                  19600

Starbucks Corp               COM           855244109     5622    226238   SH             Sole               226238

Sun Microsystems             COM           866810104     2160    431042   SH             Sole               278371            152671

Sysco Corp                   COM           871829107     6269    230299   SH             Sole                81370            148929

Tenet Healthcare Corp        COM           88033G100     7371    103008   SH             Sole                32518             70490

Veridian Corp                COM           92342r203     2147     94595   SH             Sole                                  94595

Verizon Communications       COM           92343V104     1416     35272   SH             Sole                34453               819

Wachovia Corp                COM           929903102      412     10800   SH             Sole                10800

Wal Mart Stores, Inc.        COM           931142103     2950     53609   SH             Sole                53109               500

Walgreen Company             COM           931422109     5117    132455   SH             Sole                62146             70309

Wells Fargo & Co.            COM           949746101     7456    148938   SH             Sole                65942             82996

William Wrigley Jr Co        COM           982526105      472      8533   SH             Sole                                   8533

Wyeth\Frmrly American        COM           983024100     1153     22522   SH             Sole                15222              7300
Home Pro